Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Leases balances
Right-of-use asset	€ 3,208,525		€ 3,612,456
Lease Agreements
Lease Transactions
Depreciation	12,750	€ 12,504
Interest expense	953	1,157
Lease expense	100	51
Leases balances
Right-of-use asset	99,550		110,041
Lease liability	102,864		112,863
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	3,440	3,297
Interest expense	127	944
Lease expense	100	51
Leases balances
Right-of-use asset	21,171		22,997
Lease liability	21,833		24,953
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	9,310	9,207
Interest expense	826	€ 213
Leases balances
Right-of-use asset	78,379		87,044
Lease liability	€ 81,031		€ 87,910